Average Annual Total Returns{- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-09 - Fidelity New Markets Income Fund	Fidelity Advisor New Markets Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor New Markets Income Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor New Markets Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor New Markets Income Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor New Markets Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor New Markets Income Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor New Markets Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor New Markets Income Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor New Markets Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor New Markets Income Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor New Markets Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor New Markets Income Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor New Markets Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor New Markets Income Fund: Class Z Return Before Taxes Since Inception		JP045 Past 1 year	JP045 Since Inception
Total	(6.01%)	2.64%	[1]	(7.37%)	0.96%	[1]	(3.51%)	1.32%	[1]	(6.07%)	2.64%	[1]	(3.75%)	3.26%	[1]	(1.80%)	4.34%	[1]	(1.77%)	4.42%	[1]	(1.51%)	6.23%	[1]

[1]	(a)From December 4, 2018